Basis of Financial Statements - Revision of Prior Period Financial Statements (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard	$ 15.5
Depreciation, Depletion and Amortization	(13.9)	$ (14.3)
Income tax benefit	7.2	5.5
Net loss	(19.9)	(5.3)
Retained Earnings
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard	20.5
Net loss	(16.8)	(1.1)
Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Income tax benefit	2.4
Net loss	$ (21.9)
ASU 2014-09
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard			$ 1.9
ASU 2014-09 | Retained Earnings
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard			$ 1.9
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | ASU 2014-09 | Retained Earnings
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard		1.9		$ 4.3
Adjustments for error corrections to prior interim periods of current year | ASU 2014-09 | T-System | Retained Earnings
Schedule of Equity Method Investments [Line Items]
Decrease in cumulative effect of adoption of ASC Topic 606		2.4
Decrease To other operating revenue | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Other Operating Income		1.5
Decrease to depreciation and amortization | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Depreciation, Depletion and Amortization		0.6
Increase to income tax benefit | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Income tax benefit		1.5
Decrease to Net loss and Net loss attributable to Cannae | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Net loss		$ 0.6